Segmented information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segmented information [Text Block]

31. Segmented information

Hudbay is an integrated metals producer. When making decisions on expansions, opening or closing mines, as well as day to day operations, management evaluates the profitability of the overall operation of the Company. Hudbay's main mining operations are located in Manitoba and Saskatchewan (Canada) and Cusco (Peru) and are included in the Manitoba segment and Peru segment, respectively. The Manitoba and Peru segments generate Hudbay's revenue. The Manitoba segment sells copper concentrate (containing copper, gold and silver), zinc metal and other products. The Peru segment consists of Hudbay's Constancia operation and sells copper concentrate and molybdenum concentrate. Hudbay's Arizona segment consists of the  Rosemont project located in Arizona. Corporate and other activities include the Company's exploration activities in Chile, and Nevada. The exploration entities are not individually significant, as they do not meet the minimum quantitative thresholds. Corporate activities are not considered a segment and are included as a reconciliation to total consolidated results. Accounting policies for each reported segment are the same as those of the Company. Results from operating activities represents the profit earned by each segment without allocation of corporate costs. This is the measure reported to the chief operating decision-maker, Hudbay's President and Chief Executive Officer, for the purposes of resource allocation and the assessment of segment performance. Total assets and liabilities do not reflect intercompany balances, which have been eliminated on consolidation.

Year ended December 31, 2020
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Revenue from external customers	$615,699	$476,719	$—	$—	$1,092,418
Cost of sales
Mine operating costs	391,504	300,087	—	—	691,591
Depreciation and amortization	177,552	184,275	—	—	361,827
Gross profit (loss)	46,643	(7,643)	—	—	39,000
Selling and administrative expenses	—	—	—	41,408	41,408
Exploration and evaluation expenses	6,491	6,295	3,870	540	17,196
Other expenses	8,382	4,901	2,066	2,234	17,583
Results from operating activities	$31,770	$(18,839)	$(5,936)	$(44,182)	$(37,187)
Net interest expense on long term debt					82,712
Accretion on streaming arrangements					56,670
Change in fair value of financial instruments					(29,370)
Other net finance costs					31,890
Loss before tax					(179,089)
Tax recovery					(34,505)
Loss for the year					$(144,584)

Year ended December 31, 2019
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Revenue from external customers	$537,421	$700,018	$—	$—	$1,237,439
Cost of sales
Mine operating costs	385,159	356,183	—	—	741,342
Depreciation and amortization	135,429	209,126	—	—	344,555
Gross profit	16,833	134,709	—	—	151,542
Selling and administrative expenses	—	—	—	36,170	36,170
Exploration and evaluation expenses	18,476	5,804	—	6,494	30,774
Other expenses	8,201	14,022	28,149	744	51,116
Impairment loss	—	—	322,249	—	322,249
Results from operating activities	$(9,844)	$114,883	$(350,398)	$(43,408)	$(288,767)
Net interest expense on long term debt					68,375
Accretion on streaming arrangements					69,772
Change in fair value of financial instruments					8,247
Other net finance costs					17,602
Loss before tax					(452,763)
Tax recovery					(108,953)
Loss for the year					$(343,810)
December 31, 2020
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Total assets	$801,691	$2,535,939	$718,982	$610,033	$4,666,645
Total liabilities	562,013	973,756	76,926	1,354,144	2,966,839
Property, plant and equipment[1]	699,884	2,290,097	709,939	31,735	3,731,655
[1]Included in Corporate and Other activities is $27.5 million of property, plant and equipment that is located in Nevada.

December 31, 2020
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$159,313	$208,805	$18,640	$32	$386,790

December 31, 2019
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Total assets	$779,896	$2,556,895	$700,799	$423,467	$4,461,057
Total liabilities	556,267	926,642	78,988	1,051,037	2,612,934
Property, plant and equipment[1]	684,679	2,253,404	691,538	32,938	3,662,559

[1]Included in Corporate and Other activities is $27.3 million of property, plant and equipment that is located in Nevada

December 31, 2019
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$143,418	$101,717	$38,923	$905	$284,963

Geographical Segments

The following tables represent revenue information regarding the Group's geographical segments for the years ended December 31:

	2020	2019
Revenue by customer location [1]
Canada	$422,403	$418,636
China	215,278	158,795
United States	206,906	209,382
Philippines	77,575	71,506
Peru	56,437	110,411
Switzerland	55,703	162,167
Singapore	29,314	71,506
Germany	11,725	10,731
Other	17,077	24,305
	$1,092,418	$1,237,439

[1] Presented based on the ultimate destination of the product if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the customer's business office and not the ultimate destination of the product.

During the year ended December 31, 2020, eight customers accounted for approximately 36%, 17%, 13%, 7%, 7%, 5%, 5%, and 5% respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segments.

During the year ended December 31, 2019, six customers accounted for approximately 24%, 9%, 9%, 8%, 5% and 5%, respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segments.